Subsequent Events - Additional Information (Detail)						3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2024 PATIENTS $ / shares shares	Aug. 19, 2024 shares	Apr. 02, 2024 PATIENTS	Mar. 22, 2024 USD ($)	Nov. 10, 2022 shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Mar. 22, 2025	Oct. 24, 2024 USD ($)	Jul. 03, 2024 USD ($)	Mar. 21, 2024 $ / shares	Jun. 30, 2023 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares issued						1,590,000	1,590,000	1,579,000					1,692,000
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001					$ 0.001
Minimum of number of patients enrolled | PATIENTS			10
Reverse stock split, description						As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.		As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split					50
Reverse stock split, shares					50
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of shares expected to collectively owned	2.85%
Percentage of shares underlying the CVR	5.45%
Subsequent Event [Member] | Preferred Stock Series C [Member]
Subsequent Event [Line Items]
Dividend rate		25.00%
Preferred stock, rate of dividend		25.00%
Common stock, shares issued		59,000
Subsequent Event [Member] | Series C Agent Warrants [Member] | Preferred Stock Series C [Member]
Subsequent Event [Line Items]
Preferred stock, rate of dividend		25.00%
Common stock, shares issued		235,000
TuHURA Biosciences, Inc. [Member]
Subsequent Event [Line Items]
Description of contingent value rights						Existing Company stockholders received one CVR for each share of common stock held by such stockholder (or, in the case of warrants, each share of common stock of the Company for which such warrant is exercisable into), entitling them to receive, in the aggregate, approximately 1,539,918 shares of the Company’s common stock (collectively, the “CVR Shares”) upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025 (the “Milestone”).		Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of 10 patients in the REM-001 clinical trial, with such patients each completing 8 weeks of follow-up on or before December 31, 2025.
Reverse stock split, description						As a result of the 2024 Reverse Stock Split, every 35 shares of issued and outstanding common stock were converted into one share of common stock.
TuHURA Biosciences, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.001
Minimum of number of patients enrolled | PATIENTS	10
Reverse stock split	35
Reverse stock split, shares	35
Common stock equal to exchange ratio | $ / shares	$ 0.1789
Contingent value rights entitled to receive common stock, shares	1,539,918
Percentage of shares expected to collectively owned	97.15%
Percentage of shares underlying the CVR	94.55%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares												$ 0.68
Reverse stock split, description	1-for-35
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Kintara Therapeutics Inc [Member]
Subsequent Event [Line Items]
Common stock, shares issued						40,441,605	40,441,605
Common stock exchange ratio							0.1789
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Exclusive Agreement With Kineta For Patents And Other Related Rights [Member]
Subsequent Event [Line Items]
Additional amount payable subject to exercise of rights | $										$ 300,000	$ 300,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | CVR Agreement [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Shares to be received on acheivement of milestone							1,539,918
FLORIDA | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Subsequent Event [Line Items]
Lessee, operating lease, renewal term									25 months
Operating lease, payments | $				$ 14,000